Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2023
Aggregate Erroneous Compensation Not Yet Determined	The company previously adopted a formal policy requiring each current and former executive officer to forfeit any erroneously awarded incentive-based compensation received by any such officer during the three-year period preceding the date on which the company is required to prepare an accounting restatement due to the material noncompliance of the company with any financial reporting requirement under the U.S. federal securities laws. The policy was based on proposed rules issued by the SEC in 2015 pursuant to Section 954 of the Dodd-Frank Act.